Average Annual Total Returns - Class T - DWS New York Tax-Free Income Fund	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class T After tax on distributions 1 Year	Class T After tax on distributions 5 Years	Class T After tax on distributions 10 Years	Class T After tax on distributions and sale of fund shares 1 Year	Class T After tax on distributions and sale of fund shares 5 Years	Class T After tax on distributions and sale of fund shares 10 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg New York Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg New York Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg New York Exempt Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total		1.75%	2.79%	3.79%	(5.47%)	0.23%	2.10%	(6.07%)	0.19%	2.00%	5.21%	3.91%	4.63%	4.56%	3.61%	4.35%